Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial assets and liabilities
Note 18. Financial assets and liabilities
18.1 Borrowings:

	As of December 31, 2023	As of December 31, 2022
Noncurrent
Borrowings	554,832	477,601

Total noncurrent	554,832	477,601

Current
Borrowings	61,223	71,731

Total current	61,223	71,731

Total Borrowings	616,055	549,332

Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2023	As of December 31, 2022
Fixed interest
Less than 1 year	60,373	48,588
From 1 to 2 years	81,900	154,895
From 2 to 5 years	392,550	232,279
Over 5 years	55,382	65,427

Total	590,205	501,189
Variable interest
Less than 1 year	850	23,143
From 1 to 2 years	—	—
From 2 to 5 years	25,000	25,000
Over 5 years	—	—

Total	25,850	48,143

Total Borrowings	616,055	549,332

See Note 18.5.2 for information on the fair value of the borrowings.

The carrying amount of borrowings as of December 31, 2023 and 2022 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	As of December 31, 2023		As of December 31, 2022
Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (1)	July, 2018	USD	150,000	Variable	LIBO R + 4.50%		July, 2023	—		69,121
			150,000	Fixed	8.00%
Santander International	January, 2021	USD	11,700	Fixed	1.80%		January, 2026	68	(2) (4)	68	(2)
Santander International	July, 2021	USD	43,500	Fixed	2.05%		July, 2026	79	(2) (4)	79	(2)
Santander International	January, 2022	USD	13,500	Fixed	2.45%		January, 2027	28	(2) (4)	28	(2)
ConocoPhillips Company	January, 2022	USD	25,000	Variable	SOF R + 2.01	(3) %	September, 2026	25,850	(4)	25,594

					Total			26,025		94,890

(1)	As of December 31, 2022, the Company should m e et the following financial ratios according to the parameters defined in the loan agreement:

(i)	The ratio of consolidated net debt to consolidated EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization.”).

(ii)
The consolidated interest coverage rate as of the last day of every tax quarter. The consolidated interest coverage rate is the proportion of (a) consolidated EBITDA to (b) consolidated interest expenses for the period.

This credit facility includes covenants restricting, but not prohibiting, among other things, Vista Argentina, Vista Holding I, Vista Holding II, Aluvional and AFBN, and the Company’s ability to: (i) incur or guarantee additional debt; (ii) create liens on its assets to secure debt; (iii) dispose of assets (iv) merge or consolidate with another person or sell or otherwise dispose of all or substantially all of its assets; (v) change their existing line of business (vi) declare or pay any dividends or return any capital; (vii) make investments; (viii) enter into transactions with affiliates; and (ix) change their existing accounting practices. As of December 31, 2022, there was no non-compliance
of said affirmative, negative and financial covenants.

(2)	The carrying amount is related to interest, and the principal is collateralized.
(3)	Secured Overnight Financing Rate (“SOFR”), which replaces LIBOR as of June 30, 2023.
(4)	See Note 33.
Moreover, Vista Argentina issued ON, under the name “
Programa de Notas
” approved by the National Securities Commission in Argentina (“CNV” by its Spanish acronym). The following chart shows the carrying amount of ON as of December 31, 2023 and 2022:

Instrument	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2023		As of December 31, 2022
ON III	February, 2020	USD	50,000		Fixed	3.50%	February, 2024	—	(1)	9,607
ON VI	December, 2020	USD-linked (2)	10,000		Fixed	3.24%	December, 2024	9,997	(5)	9,968
ON VII	March, 2021	USD	42,371	(3)	Fixed	4.25%	March, 2024	—		42,200
ON VIII	March, 2021	ARS	3,054,537	(4)	Fixed	2.73%	September, 2024	—	(1)	45,185
ON X	June, 2021	ARS	3,104,063	(4)	Fixed	4.00%	March, 2025	—	(1)	40,765
ON XI	August, 2021	USD-linked (2)	9,230		Fixed	3.48%	August, 2025	9,231	(5)	9,214
ON XII	August, 2021	USD-linked (2)	100,769		Fixed	5.85%	August, 2031	102,556	(5)	102,504
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	43,458		43,211
ON XIV	November, 2022	USD	40,511		Fixed	6.25%	November, 2025	36,484		36,408
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,476	(5)	13,413

Instrument	Execution date	Currency		Principal		Interest	Annual rate	Maturity date	As of December 31, 2023		As of December 31, 2022
ON XVI	December, 2022	USD-linked	(2)	63,450		Fixed	0.00%	June, 2026	63,231		63,079
	May, 2023	USD-linked	(2)	40,785	(3)	Fixed	0.00%	June, 2026	40,525		—
ON XVII	December, 2022	USD-linked	(2)	39,118		Fixed	0.00%	December, 2026	38,948		38,888
ON XVIII	March, 2023	USD-linked	(2)	118,542		Fixed	0.00%	March, 2027	117,979		—
ON XIX	March, 2023	USD-linked	(2)	16,458		Fixed	1.00%	March, 2028	16,396	(5)	—
ON XX	June, 2023	USD		13,500		Fixed	4.50%	July, 2025	13,357	(5)	—
ON XXI	August, 2023	USD-linked	(2)	70,000		Fixed	0.99%	August, 2028	69,749	(5)	—
ON XXII	December, 2023	USD		14,669		Fixed	5.00%	June, 2026	14,643		—

								Total ON	590,030		454,442

							Total Borrowings		616,055		549,332

(1)	As of December 31, 2023 the Company pre- settled ON III, VIII and X.
(2)	Subscribed in USD, payable in ARS at the exchange rate applicable on maturity date.
(3)
On May 29, 2023, the Company settled ON VII by: (i) issuing additional ON XVI for 40,785
(which generated no cash flows); and (ii) paid reminder principal and interests. The Company recognized
 819 related to the loss from the issuance of the swap mentioned (Note 11.3).

On December 6, 2022, the Company settled ON V and IX for a total amount of 68,787, out of which: i) 60,935 issued ON XVI and; ii) 7,852 are related to the payment of principal remaining. Therefore, the Company issued ON XVI for a total amount of 63,450, out which: i) 60,935 are related to the swap mentioned above and; ii) 2,515 related to the loss from the issuance (Note 11.3).
(4)	Amount in UVA, adjusted by CER (Note 11.3).
(5)	See Note 33.
Under the aforementioned program, Vista Argentina may list ON in Argentina for a total principal up to 800,000 or its equivalent in other currencies at any time.
18.2 Changes in liabilities from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	549,332	610,973
Proceeds from borrowings (1)	358,954	228,614
Borrowings interest (2) (Note 11.2)	21,879	28,886
Payment of borrowing cost	(1,779)	(1,670)
Payment of interest	(22,993)	(34,430)
Payment of principal (1)	(252,284)	(294,917)
Amortized cost (2) (Note 11.3)	1,810	2,365
Remeasurement in borrowings (2) (3) (Note 11.3)	72,044	52,817
Changes in foreign exchange rate (2) (3)	(111,727)	(45,821)
Other financial expense (2) (Note 11.3)	819	2,515

Amounts at end of year	616,055	549,332

(1)
As of December 31, 2023, borrowings received, and principal payments include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows. As of December 31. 2022, borrowings received, and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.
(3)	Related to ON VIII and X, which amounts were in UVA and adjusted by CER. As of December 31, 2023, they were pre- settled by the Company.

18.3 Warrants
Along with the issuance of Series A ordinary shares in the Initial Public Offering (“IPO”), the Company placed 65,000,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “Series A warrants.”). Under those terms they expired on April 4, 2023, or earlier if after the exercise option the closing price of a Series A share is equal to or higher than the price equal to USD 18.00 during 20 trading days within a
30-day
trading, and the Company opts for the early termination of the exercise term. Should the Company opt for the early termination, it will be entitled to declare that Series A warrants will be exercised “with no payment in cash.” Should the Company opt for the exercise with no payment in cash, the holders of Series A warrants that choose to exercise the option should deliver and receive a variable number of Series A shares resulting from the formula established in the deed of issue of warrants that captures the average of the equivalent in USD of the closing price of Series A shares during a
10-day
period.
Almost at the same time, the Company’s promoters purchased 29,680,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “warrants”) for 14,840 in a private placement made at the same time as the IPO closing in Mexico. Warrants are identical and fungible with Series A warrants; however, the former could have differences regarding the early termination and may be exercised for cash or no cash for a variable number of Series A shares at the discretion of the Company’s promoters or authorized assignees. If warrants are held by other persons, then they will be exercised on the same basis as the other securities.
The warrants exercise period began on August 15, 2018.
On February 13, 2019, the Company completed the sale of 5,000,000 warrants for the purchase of a third of Series A ordinary shares in agreement with the forward purchase agreement and certain subscription commitment at an exercise price of 11.50 USD/share (the “warrants”).
On October 4, 2022 the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” - the “Warrants”), approved the amendments to the warrant indenture and the global certificate that covers such Warrants, by means of which a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 (one) Series A share representative of the capital stock of the Company for each 31 (thirty one) Warrants owned.
As of October 4, 2022, the liability for warrants was settled for 32,894, an amount equal to the 3,215,483 series “A” shares and was recognized under “Other equity instruments” (Note 18.5.1 and 21.1).
Thus, for the years ended December 31, 2023, and 2022, a total of 1,176,811 and 2,038,643 Series A shares were issued, respectively. They have no nominal value (Note 21.1).
As of the date of these consolidated financial statements, there are no optional stocks pending to be exercised or outstanding.

18.4 Financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,438	5,438
Trade and other receivables (Note 17)	3,284	—	3,284

Total noncurrent financial assets	3,284	5,438	8,722

Cash, bank balances and other short-term investments (Note 20)	35,292	156,163	191,455
Trade and other receivables (Note 17)	76,171	—	76,171

Total current financial assets	111,463	156,163	267,626

Liabilities
Borrowings (Note 18.1)	554,832	—	554,832
Lease liabilities (Note 15)	35,600	—	35,600

Total noncurrent financial liabilities	590,432	—	590,432

Borrowings (Note 18.1)	61,223	—	61,223
Trade and other payables (Note 26)	205,055	—	205,055
Lease liabilities (Note 15)	34,868	—	34,868

Total current financial liabilities	301,146	—	301,146

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,703	5,703
Trade and other receivables (Note 17)	801	—	801

Total noncurrent financial assets	801	5,703	6,504

Cash, bank balances and other short-term investments (Note 20)	17,606	202,869	220,475
Trade and other receivables (Note 17)	50,048	—	50,048

Total current financial assets	67,654	202,869	270,523

Liabilities
Borrowings (Note 18.1)	477,601	—	477,601
Lease liabilities (Note 15)	20,644	—	20,644

Total noncurrent financial liabilities	498,245	—	498,245

Borrowings (Note 18.1)	71,731	—	71,731
Trade and other payables (Note 26)	221,013	—	221,013
Lease liabilities (Note 15)	8,550	—	8,550

Total current financial liabilities	301,294	—	301,294

Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2023:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	1,235	—	1,235
Interest expense (Note 11.2)	(21,879)	—	(21,879)
Amortized cost (Note 11.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 11.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 11.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 11.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 11.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 11.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 11.3)	(72,044)	—	(72,044)
Other (Note 11.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

For the year ended December 31, 2021:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurement in borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

18.5 Fair value
This note includes information on the Company’s method for assessing the fair value of its financial assets and liabilities.
18.5.1 Fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis
The Company classifies the measurements at fair value of financial instruments using a fair value hierarchy, which shows the relevance of the variables applied to carry out these measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

•	Level 2: data other than the quoted prices included in Level 1 that are observable for assets or liabilities, either directly (that is prices) or indirectly (that is derived from prices);

•	Level 3: data on the asset or liability that are based on information that cannot be observed in the market (that is, non-observable data).
The following chart shows the Company’s financial assets measured at fair value as of December 31, 2023 and 2022:

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,438	—	—	5,438
Short-term investments	156,163	—	—	156,163

Total assets	161,601	—	—	161,601

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,703	—	—	5,703
Short-term investments	202,869	—	—	202,869

Total assets	208,572	—		208,572

The value of financial instruments traded in active markets is based on quoted market prices as of the date of these accompanying consolidated financial statements. A market is considered active when quoted prices are available regularly through a stock exchange, a broker, a specific sector entity or regulatory agency, and these prices reflect regular and current market transactions between parties at arm’s length. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in Level 1.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. These valuation techniques maximize the use of observable market data, when available, and minimize the use of Company’s specific estimates. Should all significant variables used to establish the fair value of a financial instrument be observable, the instrument is included in Level 2.
Should one or more variables used in determining the fair value not be observable in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1 and Level 2 from December 31, 2022, through December 31, 2023.

As of December 31, 2022, the fair value of warrants was determined using the Black & Scholes model considering the expected volatility of the Company’s ordinary shares upon estimating the future volatility of Company share price. The risk-free interest rate for the expected useful life of warrants was based on the available return of benchmark government bonds with an equivalent remainder term upon the grant. The expected life was based on the contractual terms.
The Company settled the financial liabilities for warrants as of December 31, 2022.
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2022	As of December 31, 2022
Amounts at beginning of year	2,544	362
Changes in the fair value of warrants (Note 11.3)	30,350	2,182
Other equity instruments (Note 18.3)	(32,894)	—

Amounts at end of year	—	2,544

18.5.2 Fair value of financial assets and liabilities that are not measured at fair value (but require fair value disclosures)
Except for the information included in the following chart, the Company considers that the carrying amounts of financial assets and liabilities recognized in the consolidated financial statements approximate to its fair values, as explained in the related notes.

As of December 31, 2023	Carrying amount	Fair value	Level
Liabilities
Borrowings	616,055	516,699	2

Total liabilities	616,055	516,699

As of December 31, 2022	Carrying amount	Fair value	Level
Liabilities
Borrowings	549,332	459,122	2

Total liabilities	549,332	459,122

18.6 Risk management objectives and policies concerning financial instruments
18.6.1 Financial risk factors
The Company’s activities are exposed to several financial risks: market risk (including exchange rate risk, price risk and interest risk), credit risk and liquidity risk.
Financial risk management is included in the Company’s global policies, and it adopts a comprehensive risk management policy focused on tracking risks affecting the entire Company. This strategy aims at striking a balance between profitability targets and risk exposure levels. Financial risks are derived from the financial instruments to which the Company is exposed during period-end
or as of every
year-end.
The Company’s financial department controls financial risk by identifying, assessing and covering financial risks. The risk management systems and policies are reviewed regularly to show the changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.

18.6.1.1 Market risk
(i)
Exchange rate risk
The Company’s financial position and results of operations are sensitive to exchange rate changes between USD and ARS. As of December 31, 2023 and 2022, the Company performed foreign exchange currency and the impact in the results of the year is recognized in the consolidated statement of profit or loss in “Other financial income (expense)”.
Most Company revenues are denominated in USD, or the changes in sales follow the changes in USD listed price.
During the years ended December 31, 2023, and 2022, ARS depreciated by about 356% and 72%, respectively.
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2023	As of December 31, 2022
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit before income taxes	658 / (658)	22,938 / (22,938)
Effect on equity before income taxes	658 / (658)	22,938 / (22,938)
Inflation in Argentina
As of December 31, 2023, and 2022, the 3 (three)-year cumulative inflation rate stood at about 814%, and 300%, respectively.
(ii)

Price risk
The Company’s investments in financial assets classified “at fair value through profit or loss” are sensitive to the risk of changes in market prices derived from uncertainties on the future value of these financial assets.
The Company estimates that provided that the remainder variables remain constant, a revaluation (devaluation) of each market price detailed below will give rise to the following increase (decrease) in profit (loss) for the year before taxes in relation to the financial assets at fair value through profit or loss detailed in Note 18.5 to the consolidated financial statements:

	As of December 31, 2023	As of December 31, 2022
Changes in government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	374 / (374)	243 / (243)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	15,243 / (15,243)	20,044 / (20,044)
(iii)
Interest rate risk
The purpose of interest rate risk management is to minimize finance costs and limit the Company’s exposure to interest rate increases.
For the years ended December 31, 2023, and 2022 the average interest rate was 100% and 57%, respectively.

Variable-rate indebtedness exposes the Company’s cash flows to interest rate risk due to the potential volatility. Fixed-rate indebtedness exposes the Company to interest rate risk on the fair value of its liabilities as they could be considerably higher than variable rates. As of December 31, 2023, and 2022, about 4% and 9% of indebtedness was subject to variable interest rates.
For the years ended December 31, 2023 and 2022, the variable interest rate of loans denominated in USD stood at 9.32% and 4.55%, respectively. For the year ended December 31, 2022, the variable rate of loans denominated in ARS stood at 36.31%.
The Company expects to lessen its interest rate exposure by analyzing and assessing (i) the different sources of liquidity available in domestic and international financial and capital markets (if available); (ii) alternative (fixed or variable) interest rates, currencies and contractual terms available for companies in a sector, industry and risk similar to the Company’s; and (iii) the availability, access and cost of interest rate hedge contracts. Hence, the Company assesses the impact on profit or loss of each strategy on the obligations that represent the main positions to the main interest-bearing positions.
The Company considers that the risk of an increase in interest rates is low; therefore, it does not expect substantial debt risk.
For the years ended December 31, 2023 and 2022, the Company did not use derivative financial instruments to mitigate interest rate risks.
18.6.1.2 Credit risk
The Company establishes credit limits according to Management definitions based on internal or external ratings. It performs ongoing credit assessments on the customers’ financial capacity, which minimizes the potential risk of doubtful accounts. The customer’s credit risk is managed according to the Company’s procedures and controls. Pending accounts receivable are monitored on a regular basis.
Credit risk represents the exposure to potential losses from customer noncompliance with the obligations assumed. This risk is mainly derived from economic and financial factors.
The Company established a reserve for expected credit losses that represents the best estimate of potential losses related to trade and other receivables.
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2023, and 2022, and revenue per year.

	As of December 31, 2023	As of December 31, 2022
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	41%	32%
PEMEX	21%	18%
ENAP Refinerías S.A.	18%	-%
Trafigura	7%	19%
Cinergia Chile S.p.a	1%	10%

	For the year ended December 31, 2023	For the year ended December 31, 2022
Percentages to revenue from contracts with customers per product:
Crude oil
Raizen Argentina S.A.	24%	20%
Trafigura	16%	26%
Trafigura Pte LTD	16%	21%
Valero Marketing and Supply Company	10%	8%
Repsol Trading USA Corp.	10%	-%
Natural gas
Cinergia Chile S.p.a	30%	22%
CAMMESA	8%	7%
Rafael G. Albanesi S.A.	6%	8%
Generación Mediterránea S.A.	-%	9%
No other individual customer has an interest in total trade receivables or revenue exceeding 10% for the years reported.
The Company keeps no securities as insurance. It assesses risk concentration with respect to trade and other receivables as high because its customers are concentrated as detailed below.
Below is the information on the credit risk exposure of the Company’s trade receivables (Note 17):

As of December 31, 2023	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil and gas accounts receivable	57,873	1,914	52	59,839
Expected credit losses	—	—	(52)	(52)

Net amount at default of oil and gas accounts receivable				59,787

As of December 31, 2022	To fall due	Less than 90 days	More than 90 days	Total

Gross amount at default of oil and gas accounts receivable
Expected credit losses	32,921	6,057	231	39,209
Net amount at default of oil and gas accounts receivable	—	—	(231)	(231)

				38,978

The credit risk of mutual funds and other financial investments is limited since the counterparties are banks with high credit ratings. If there are no independent risk ratings, the risk control area assesses the customer’s solvency based on prior experiences and other factors.
18.6.1.3 Liquidity risk
Liquidity risk is related to the Company’s capacity to finance its commitments and carry out its business plans with stable financial sources, indebtedness level and the maturity profile of the financial payable. The Company’s Finance department makes cash flow projections.
The Company supervises the updated projections on liquidity requirements to ensure the sufficiency of cash and liquid financial instruments to meet operating needs. These projections consider the plans to finance if applicable, external regulatory or legal requirements, such as, for example, restrictions in the use of foreign currency.
Excess cash flow and the amounts above the working capital requirement are managed by the Finance department that mainly invests the surplus in mutual funds and money market funds by choosing instruments with timely due dates and currencies and proper credit quality and liquidity to provide sufficient margin according to the aforementioned projections.
The Company diversifies its sources of funding between banks and capital markets and is exposed to refinancing risk upon expiry.
Below is the assessment of the Company’s liquidity risk as of December 31, 2023, and 2022:

	As of December 31, 2023	As of December 31, 2022
Current assets	425,904	347,690
Current liabilities	359,386	408,344

Liquidity index	1.185	0.852

The following table includes an analysis of the Company’s financial liabilities grouped according to their maturity dates and considering the remainder period until contractual expiry date as from the date of the consolidated financial statements.
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2023	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	239,923	61,223	301,146
From 1 to 2 years	11,898	81,900	93,798
From 2 to 5 years	16,120	417,550	433,670
Over 5 years	7,582	55,382	62,964

Total	275,523	616,055	891,578

As of December 31, 2022	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	229,563	71,731	301,294
From 1 to 2 years	5,147	154,895	160,042
From 2 to 5 years	9,998	257,279	267,277
Over 5 years	5,499	65,427	70,926

Total	250,207	549,332	799,539

18.6.1.4 Other risks
Access to the foreign exchange market in Argentina
Below is the regulatory framework established by the Central Bank of Argentina (“BCRA” by Spanish acronym) during the years ended December 31, 2023 and 2022, whereby it introduced certain restrictions and adjustments on hoarding and consumption of currencies other than the Argentine peso, and for the acquisition of currency that may be accessed by the Company:

(i)	Communiqué “A” 7532, as supplemented
On June 27, 2022, through Communiqué “A” 7532, the BCRA introduced as an additional requirement for customer transactions subject to the comprehensive system for monitoring foreign payments of services (“SIMPES” by Spanish acronym) that the entity may provide access to the foreign exchange market insofar as any of the following conditions is met:
(a) the Company has the customer’s sworn statement evidencing that the accumulated amount (including the payment to be made and those made by the client through the foreign exchange market for the items subject to the SIMPES in the current calendar year) does not exceed the amount that arises from considering: (i) the proportional portion, accrued through the current month, of all payments made by the importer in 2021 for all items included. Should the latter be smaller than 50,000 (fifty thousand), this amount or the annual cap will be used, whichever lower (ii) less the amount outstanding to date for letters of credit or endorsed bills in its name by local financial entities for service imports;
(b) The payment meets the following conditions: (i) it may be classified under the methods provided for in points 3.18 and 3.19 of the revised foreign trade and foreign exchange regulations; (ii) it is related to items “S08. Prima de seguros” (insurance premiums) and “S09. Pago de siniestros” (claim payment), and (iii) it is made within 180 (one hundred and eighty) days as from the actual service provision.
However, Communiqué “A” 7547, of July 14, 2022, reduces the term to 60 (sixty) calendar days in case of services hired from non-residents
by companies in the energy sector to meet their operating needs.
(c) The customer (i) gains access simultaneously by settling a new financial payable abroad with an average life no less than 180 (one hundred and eighty) days and at least 50% of principal falls due after the actual service provision plus 90 (ninety) days; (ii) gains access with funds from financing of service imports granted by a local financial institution from a trade credit line abroad with an average life no less than
180
(one hundred and eighty) days and at least 50% of principal falls due after the actual service provision plus
90
(ninety) days.
As of the date of issuance of these consolidated financial statements, Communiqué “A” 7532, as amended, remains effective.

(ii)	Communiqué “A” 7552, as supplemented
On July 21, 2022, through Communiqué “A” 7552, the BCRA included the holding of Argentine certificates of deposit (“CEDEARs” by Spanish acronym) in the availability cap of 100,000 (one thousand) for those who access the official foreign exchange market.
The Company should also have a sworn statement detailing the natural or artificial persons who exert a direct control over the customer, and the evidence of the day when market access is requested, validating that in the previous 90 (ninety) calendar days in the case of securities issued under Argentine laws, and 180 (one hundred and eighty) calendar days in the case of securities issued under foreign laws: (a) it has not sold in Argentina securities settled in foreign currency; (b) it has not swapped securities issued by residents for external assets; (c) it did not transfer securities to entities abroad; (d) it has not acquired in Argentina securities issued by non-residents
settled in Argentine pesos; (e) it has not acquired CEDEARs representative of foreign shares; (f) it has not acquired securities representative of private debt issued abroad; (g) it has not delivered funds in local currency or other local assets, (except for funds in foreign currency deposited in local financial institutions) to any natural or artificial person, resident or not, related or not receiving, as prior or subsequent consideration, either directly or indirectly, on its own or through an affiliate, controlled or parent company, external assets, cryptocurrency or securities deposited abroad.
To prepare these tax returns, the following should not be considered: (i) the transfers of securities to foreign entities made by the client to swap debt securities issued by the Argentine government, or resident issuers in the private sector provided that the client undertakes to file the related certificate for the debt securities swapped; (ii) the delivery of local assets to settle a payable to a financial institution abroad, and/or (iii) the sales of securities acquired in foreign currency in Argentina or abroad when all the funds obtained from such settlements are used, or will be used, for the following transactions within 10 (ten) calendar days:
a) Payments at maturity of principal or interest to foreign parties made as from October 2, 2023, which provides for at least one-year
grace period for principal payment.

b) Capital and income repatriation related to direct investments by non-residents
received as from October 2, 2023, to the extent that the funds are repatriated at least 1 (one) year after the capital contribution in agreement with the legal mechanisms available.
c) Payments at maturity of principal or interest on debt securities issued as from October 2, 2023, with public registration in Argentina, denominated and subscribed in foreign currency, payable in Argentina and that involve at least 2 (two) years of grace for the principal payment.
d) Payments at maturity of principal or financial interest to foreign parties that do not generate disbursements because they are refinancing the principal and/or interest of the transactions included in sections (a) and (c) above to the extent that they do not anticipate the maturity of the original debt.
e) Payments at maturity of principal or interest on debt securities issued with public registration in Argentina, denominated in foreign currency and which services are payable in Argentina, do not generate disbursements for being a refinance of principal and/or interest of transactions included in section (c) to the extent that the refinancing does not anticipate the maturity of the original debt.
In any case, the client should file a tax return stating that the funds received for the transactions detailed in (a) to (c) above were used in full to make payments in Argentina related to the investments made in Argentina.
(f) Sales converted into Argentine pesos in Argentina or abroad of the Bonds for the Reconstruction of a Free Argentina (“BOPREAL” by Spanish Acronym) or transfers abroad when they are made up to the amount acquired in the primary subscription.
The BCRA’s prior authorization is required in all cases.
As of the date of issuance of these consolidated financial statements, Communiqué “A” 7552, as amended, remains effective.

(iii)	Communiqué “A” 7570 as supplemented
On August 5, 2022, through Communiqué “A” 7570, the BCRA established that the prepayments and pre-
and post-financing from abroad should be entered into the foreign exchange market within 5 (five) business days from the date of collection or disbursement abroad, with an additional term of 10 (ten) calendar days to actually convert the funds in the foreign exchange market. For exports included in Presidential Decree No. 28/23, the abovementioned will be considered met when the exporter has entered into Argentina and converted into Argentine pesos on the foreign exchange market an amount not less than 80% of the countervalue of the prepayments, pre and post-financing, and for the portion not settled, has acquired securities in foreign currency and sold them in Argentine pesos in Argentina. The term will be extended to 180 (one hundred and eighty) calendar days from the date of collection or disbursement abroad when the client meets all of the following conditions: (a) The transfer of currencies has entered the correspondent bank account of the local entity between April 10, 2023, and December 31, 2024, an extension of the current term through Communiqué “A” 7953; (b) the client has converted foreign currency in the foreign exchange market for prepayments, pre-
and post-financing from abroad in 2022 for an amount equal to or greater than the equivalent of 100,000,000 (one hundred million); (c) the client enters the funds for their crediting in a Special Account for Crediting Export Financing in their name until the settlement is completed; and (d) the transfer abroad of funds that remain as transfers pending to be settled will require the BCRA’s prior approval.

(iv)	Communiqué “A” 7914 as supplemented
On December 7, 2023, through Communiqué “A” 7914, amending Communiqué “A” 7507 issued on May 5, 2022, the BCRA, among other provisions, amended some Foreign Transactions and Exchange regulations regarding access to the foreign exchange market for processing payments for imports of goods, and extended the validity of the restrictions to access the foreign exchange market for certain financial payables through December 31, 2023.

The BCRA requires that companies that carry financial payables to foreign parties and principal payments scheduled within the period elapsed between October 15, 2020, and December 31, 2023 (the “Relevant Period”) file a refinancing plan (the “Refinancing Plan”) according to the following criteria: (a) The principal amount for which the debtor may access the foreign exchange market through December 31, 2023, does not exceed 40% of the principal amount due in the Relevant Period; and (b) the remaining 60% of the principal amount is refinanced through a new payable with an average life of 2 (two) years longer than the remaining average life of the refinanced principal.
The refinancing plan will be considered complete when the debtor accesses the foreign exchange market to settle the principal in an amount exceeding 40% of the original capital, provided that they have a Certificate of Increase in the Exports of Goods or a Certificate for Access to Foreign Currency for the Incremental Production of Oil and/or Natural, in terms of: (a) issuance of debt securities with public registration abroad or other financial payables to foreign entities; (b) issuance of debt securities with public registration in the country denominated in foreign currency that meet the specified conditions; and (c) the transaction is carried out through a swap and/or arbitrage operation with funds deposited in the client’s Special Account for the Promotion of the Knowledge Economy, and the client has a Certificate for Direct Investment Contributions under the Knowledge Economy Promotion System.

(v)	Communiqué “A” 7917, as supplemented
Through Communiqué “A” 7917 of December 13, 2023, the BCRA communicated the new conditions to access the foreign exchange market for the payment of imports of goods and services, especially the following:
(a) Entities may grant access to the foreign exchange market to make deferred payments for imports of goods with customs entry registration as long as they follow the established schedule.
(b) Entities may also grant access to the foreign exchange market before the terms mentioned in the previous point, or they may process payments with pending customs entry registration or deferred payments before the terms when the following conditions are met (among others):

-
The client accesses the foreign exchange market through funds arising from the financing of imports of goods granted by a local financial entity; or simultaneously with the settlement of funds for prepayments or export prefinancing from abroad or export prefinancing granted by financial entities, or with the settlement of funds from financial payables to foreign parties. All cases must comply with Foreign Transactions and Exchange regulations.

-	It is a payment for imports of goods or capital goods framed within the mechanism provided for in point 7.11 and 7.10.2.2. of the Foreign Transactions and Exchange regulations.

-
The client accesses the foreign exchange market to make a principal payment of trade payables for the import of goods and has the equivalent value paid with a Certificate for Access to Foreign Currency for the Incremental Production of Oil and/or Natural (Presidential Decree No. 277/22).

-	The payment is related to transactions financed or secured through December 2023, by local or foreign financial entities, or by international organizations and/or official credit agencies.

-	The payment is related to imports of goods whose customs entry registration was made until December 12, 2023.
In the case of payments for services rendered by
non-residents,
entities may provide access to the foreign exchange market to make payments for services rendered by non-residents
provided that the conditions established in the Foreign Transactions and Exchange regulations are met.
In any case in such regulation, transactions should be validated by the online system implemented to such an end by the BCRA.

(vi)	Communiqué “A” 7925, as supplemented
Through Communiqué “A” 7925 of December 22, 2023, the BCRA establishes the Bond for the BOPREAL, which sets forth that the holders of payables for the imports of goods and services accumulated through December 12, 2023, may use BOPREAL for settling: (i) tax and customs obligations, plus interest, fines and related charges, with the Federal Public Revenue Agency (“AFIP” by Spanish acronym) prior validation; (ii) payables for imports of goods and services under section 1, Presidential Decree No. 72/2023 at the technical value calculated at the applicable exchange rate based on the terms and conditions set by the AFIP with the BCRA.
In addition, it sets forth that the subscription in Argentine pesos of bonds or securities issued in US dollars by the BCRA, as determined by the AFIP, by those who carry payables for imports of goods with customs entry registration and/or import of services will be subject to Tax for an inclusive and supportive Argentina (PAIS tax).

(vii)	Communiqué “A” 7935 as supplemented
On December 28, 2023, through Communiqué “A” 7935, amending Communiqué “A” 7914 issued on December 7, 2023, the BCRA enacted a new revised text of the Foreign Transactions and Exchange regulations whereby, among others, it extended through December 31, 2024:

(a)	the foreign exchange restrictions applicable to import payments;

(b)	the prior approval for making payments of financial payables to foreign related creditors, and

(c)	the rules on the refinancing of external liabilities (revised text of Foreign Transactions and Exchange).
As of December 31, 2023 and 2022, the Company implemented the necessary actions to comply with the aforementioned communiqués and continues to monitor new changes in the regulatory framework and the impact of settling payables in currencies other than the ARS.